Commitments - Summary of Minimum Royalty Payments Under Licensing Agreement (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement	¥ 5,885	¥ 4,923
Not later than one year [member]
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement	3,599	1,821
Later than one year and not later than five years [member]
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement	2,284	¥ 3,102
More than five years [Member]
Disclosure Of Minimum Royalty Payments [Line Items]
Minimum royalty payments under licensing agreement	¥ 2